ACCOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Due from trading platform	$ 143,932	$ 297,309
Accounts receivable	$ 143,932	$ 297,309